UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2009

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hound Partners, LLC
Address:          101 Park Avenue, 48th Floor
                  New York, New York 10178

Form 13F File Number:      028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jonathan Auerbach
Title:            Managing Member
Phone:            212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York                 May 14, 2009
-------------------------    -------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:     $191,671
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
1.       028-13192                          Hound Partners, LP
2.       028-13191                          Hound Partners Offshore Fund, LP


                                                      FORM 13F INFORMATION TABLE
                                                        Hound Partners, L.L.C.


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/  PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN  CALL DISCRETION      MANAGERS  SOLE  SHARED NONE
--------------                --------          -----      --------  -------   ---  ---- ----------      --------  ----  ------ ----
AMERICAN TOWER CORP           CL A              029912201   9,480      311,542 SH        SHARED-DEFINED  (1),(2)     311,542
ARABIAN AMERN DEV CO          COM               038465100   1,923    1,282,154 SH        SHARED-DEFINED  (1),(2)   1,282,154
CITIGROUP INC                 COM               172967101   2,219      876,900 SH   PUT  SHARED-DEFINED  (1),(2)     876,900
COVANTA HLDG CORP             COM               22282E102  10,811      825,869 SH        SHARED-DEFINED  (1),(2)     825,869
ECHOSTAR CORP                 CL A              278768106   7,011      472,734 SH        SHARED-DEFINED  (1),(2)     472,734
GOOGLE INC                    CL A              38259P508  19,655       56,470 SH        SHARED-DEFINED  (1),(2)      56,470
GREAT LAKES DREDGE & DOCK CO  COM               390607109  12,054    4,004,800 SH        SHARED-DEFINED  (1),(2)   4,004,800
GREAT WOLF RESORTS INC        COM               391523107   1,240      531,990 SH        SHARED-DEFINED  (1),(2)     531,990
HARVEST NATURAL RESOURCES IN  COM               41754V103     468      138,121 SH        SHARED-DEFINED  (1),(2)     138,121
HECKMANN CORP                 COM               422680108     265       54,900 SH        SHARED-DEFINED  (1),(2)      54,900
HECKMANN CORP                 *W EXP 11/09/201  422680116   2,346    3,086,700 SH        SHARED-DEFINED  (1),(2)   3,086,700
HQ SUSTAINABLE MARITIM IND I  COM NEW           40426A208   5,318      695,210 SH        SHARED-DEFINED  (1),(2)     695,210
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100  13,446      329,870 SH        SHARED-DEFINED  (1),(2)     329,870
LIBERTY MEDIA CORP NEW        ENT COM SER A     53071M500  25,337    1,270,000 SH        SHARED-DEFINED  (1),(2)   1,270,000
MILLENNIUM INDIA ACQS COM IN  COM               60039Q101     688      791,186 SH        SHARED-DEFINED  (1),(2)     791,186
PETROHAWK ENERGY CORP         COM               716495106  19,592    1,018,806 SH        SHARED-DEFINED  (1),(2)   1,018,806
SPDR GOLD TRUST               GOLD SHS          78463V107  14,535      161,000 SH        SHARED-DEFINED  (1),(2)     161,000
STAR SCIENTIFIC INC           COM               85517P101   1,070      250,000 SH        SHARED-DEFINED  (1),(2)     250,000
TRAILER BRIDGE                COM               892782103   1,218      491,057 SH        SHARED-DEFINED  (1),(2)     491,057
TRANSDIGM GROUP INC           COM               893641100  19,643      598,148 SH        SHARED-DEFINED  (1),(2)     598,148
USEC INC                      COM               90333E108   2,352      490,000 SH        SHARED-DEFINED  (1),(2)     490,000
VIROPHARMA INC                COM               928241108  21,000    4,000,000 SH        SHARED-DEFINED  (1),(2)   4,000,000



SK 22404 0002 994970